CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (75,548)	$ (133,805)	$ (195,405)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,131	1,788	1,585
Share-based compensation expense	39,158	44,960	38,909
Commercial agreement asset amortization	148,594	150,451	149,047
Intangible assets amortization	18,812	20,434	27,833
Unrealized loss (gain) on foreign currency	4,468	(1,901)	7,843
Changes in accrued interest and exchange rate on short-term deposits	(1,329)	(416)	(291)
Changes in accrued interest and exchange rate on long-term deposits	200	(255)	(931)
Realized losses from marketable securities	0	0	73
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(13,330)	(11,417)	2,662
Increase in prepaid expenses and other assets	(18,019)	(11,735)	(2,685)
Decrease (increase) in funds receivable	(3,205)	(11,074)	17,097
Decrease (increase) in other assets, noncurrent	551	(339)	(1,279)
Increase in funds payable to customers	11,752	33,107	17,736
Decrease in operating lease ROU assets	3,691	3,230	3,253
Increase in deferred contract acquisition costs	(1,382)	(1,207)	(761)
Increase (decrease) in accounts payable (including an increase of related party payables of $12,651, $711, $19,706 for the years ended December 31, 2022, 2023 and 2024, respectively)	28,617	(1,277)	16,648
Increase in accrued expenses and other liabilities (including an increase of related party payables of $2,362, $1,173, $3,387 for the years ended December 31, 2022, 2023 and 2024, respectively)	34,272	30,625	20,531
Increase (decrease) in deferred taxes	(6,507)	120	(8,178)
Decrease in operating lease liabilities	(3,533)	(3,067)	(4,359)
Net cash provided by operating activities	169,393	108,222	89,328
Cash flows from investing activities:
Acquisition of a business, net of cash acquired (see note 6)	0	0	(317,483)
Investment in marketable securities	(21,128)	(3,728)	(8,298)
Proceeds from marketable securities	4,988	671	8,110
Purchases of short-term and long-term investments	(267,213)	(175,319)	(78,478)
Proceeds from short-term and long-term deposits	180,572	125,078	74,400
Purchases of property and equipment	(2,335)	(1,741)	(8,352)
Net cash used in investing activities	(105,116)	(55,039)	(330,101)
Cash flows from financing activities:
Proceeds from exercise of share options	3,271	1,969	1,166
Proceeds from exercise of warrants to ordinary shares	5	22	73
Net cash provided by financing activities	3,276	1,991	1,239
Exchange rate differences on balances of cash, cash equivalents and restricted cash	(4,468)	1,901	(7,843)
Net increase (decrease) in cash, cash equivalents, and restricted cash	63,085	57,075	(247,377)
Cash and cash equivalents and restricted cash—beginning of period	268,597	211,522	458,899
Cash and cash equivalents and restricted cash—end of period	331,682	268,597	211,522
Supplemental disclosures of cash flow information:
Cash paid for income taxes	2,601	729	249
Supplemental disclosures of noncash investing and financing activities:
ROU assets and lease liabilities created during the period	5,068	6,565	2,862
Recognition of Commercial agreement asset	$ 22,400	$ 60,206	$ 235,467